Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 6 - Related Party Transactions

Due to Related Party

The Company and other related entities have had a commonality of ownership and/or management control, and as a result, the reported operating results and/or financial position of the Company could significantly differ from what would have been obtained if such entities were autonomous.

The Company had a Master Services Agreement with Autotelic Inc., a related party that was partly owned by one of the Company’s former Board members and executive officers, namely Vuong Trieu, Ph.D., effective November 15, 2016. The Master Services Agreement terminated in 2018 with an unpaid balance for previous years services performed of approximately $4,000 is included in due to related party in the accompanying consolidated balance sheets at September 30, 2022, and December 31, 2021.

In addition, as of September 30, 2022, and December 31, 2021, the Company owed various officers and directors approximately $1,000 and $42,000, respectively for services rendered which is included as due to related party on the accompanying consolidated balance sheet.

Note 6 - Related Party Transactions

Due to Related Party

The Company and other related entities have had a commonality of ownership and/or management control, and as a result, the reported operating results and/or financial position of the Company could significantly differ from what would have been obtained if such entities were autonomous.

The Company had a Master Services Agreement (“MSA”) with Autotelic Inc., a related party that is partly owned by one of the Company’s former Board members and executive officers, namely Vuong Trieu, Ph.D., effective November 15, 2016. The MSA stated that Autotelic Inc. would provide business functions and services to the Company and allowed Autotelic Inc. to charge the Company for these expenses paid on its behalf. Dr. Trieu resigned as a director of our company effective October 1, 2018. The Company and Autotelic Inc. agreed to terminate the MSA effective October 31, 2018.

An unpaid balance for previous years services performed under the agreement of approximately $4,000 is included in due to related party in the accompanying consolidated balance sheets at December 31, 2021, and December 31, 2020.

In addition, as of December 31, 2021, the Company owed various officers and directors approximately $42,000 for services rendered which is included as due to related party on the accompanying balance sheet.